Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenue by type of service provided by the Group
The following table summarizes the revenue by type of service provided by the Group:

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Live streaming	1,521,784,105	3,147,196,247	6,617,291,032
Advertisement	248,846,529	342,169,195	513,265,806
Other	115,086,367	165,017,684	152,673,415

Total	1,885,717,001	3,654,383,126	7,283,230,253